SEGMENTED INFORMATION - Summary of Geographical and Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenues	$ 901	$ 997	$ 1,967	$ 1,926
Consolidated property, plant and equipment and equity-accounted investments	39,802		39,802		$ 38,279
North America
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	22,393		22,393		22,478
Colombia
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	9,460		9,460		8,264
Brazil
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	4,630		4,630		4,162
Europe
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	3,319		3,319		$ 3,375
Hydroelectric
Disclosure of operating segments [line items]
Revenues	570	608	1,265	1,177
Wind
Disclosure of operating segments [line items]
Revenues	124	157	295	340
Utility-scale Solar
Disclosure of operating segments [line items]
Revenues	143	166	290	294
Distributed energy & sustainable solutions
Disclosure of operating segments [line items]
Revenues	$ 64	$ 66	$ 117	$ 115